15. Segment Reporting (Details - September 2019) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 1,540,608	$ 697,884	$ 3,602,420	$ 1,527,326	$ 2,226,866	$ 1,625,768
Cost of Sales	580,253	591,066	1,637,231	1,186,988	1,471,034	1,431,909
Income (Loss) before taxes	(2,990,459)	(5,015,460)	(9,133,106)	(5,712,049)	(3,950,892)	(3,651,995)
Assets	5,461,043		5,461,043		3,332,941	1,319,061
We Three, LLC [Member]
Revenues	82,699	44,740	135,577	143,403	186,096	193,601
Cost of Sales	86,710	43,305	153,873	145,650	182,690	155,416
Income (Loss) before taxes	(5,017)	(23,281)	(25,123)	(29,357)	(1,468)	(4,494)
Assets	293,162		293,162		318,285	235,532
Romeo's NY Pizza [Member]
Revenues	324,440	148,540	472,237	452,555	602,866	592,445
Cost of Sales	238,363	111,814	348,386	324,661	446,880	429,779
Income (Loss) before taxes	17,929	3,325	22,727	29,048	28,336	(185,299)
Assets	52,590		52,590		108,908	158,551
Repicci's Franchise Group [Member]
Revenues	145,335	151,904	177,962	578,668	538,156	835,968
Cost of Sales	136,711	154,572	176,331	435,302	503,478	846,714
Income (Loss) before taxes	(19,253)	(213,683)	(35,380)	(83,816)	(10,395)	(111,302)
Assets	64,256		64,256		169,030	293,216
Platinum Tax Defenders [Member]
Revenues	1,599,601	229,124	2,226,828	229,124	899,748	0
Cost of Sales	500,676	155,475	703,809	155,475	337,986	0
Income (Loss) before taxes	107,947	(249,134)	137,574	(249,134)	(168,851)	0
Assets	94,461		94,461		60,578	0
Key Tax [Member]
Revenues	589,816	0	589,816	0
Cost of Sales	254,832	0	254,832	0
Income (Loss) before taxes	290,137	0	290,137	0
Assets	167,502		167,502		0
Others [Member]
Revenues	0	123,576	0	123,576	0	3,754
Cost of Sales	0	125,900	1	125,900	0	0
Income (Loss) before taxes	(3,382,202)	$ (4,533,087)	(9,523,041)	$ (5,378,790)	(3,798,514)	(3,350,900)
Assets	$ 4,789,072		$ 4,789,072		$ 2,676,140	$ 631,762